Term Loans - Summary of Company's required future principal payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Debt Instrument Future Principal Payments [Line Items]
2023	$ 4,444
2024	6,667
2025	6,667
2026	2,222
Required future principal payments	20,000
Unamortized debt discount	(1,240)
Non-current term loans, net as of December 31, 2021	$ 18,760